Earnings Per Unit (Narrative) (Details) - shares	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015
Earnings Per Unit [Line Items]
Units outstanding		0
Common Units [Member]
Earnings Per Unit [Line Items]
Potentially dilutive common or subordinated units outstanding	0
Subordinated Units [Member]
Earnings Per Unit [Line Items]
Potentially dilutive common or subordinated units outstanding	0